Document And Entity Information	9 Months Ended
	Sep. 30, 2012	Jan. 11, 2013 Common Class A [Member]	Jan. 11, 2013 Common Class B [Member]
Entity Registrant Name	Graystone Co
Document Type	S-1
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		381,221,678	5,000,000
Amendment Flag	false
Entity Central Index Key	0001510524
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Document Period End Date	Sep. 30, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	Q3